UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2016

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Brazil	14.2%
Indonesia	12.1%
Russia	11.2%
Poland	10.8%
Turkey	9.0%
South Africa	8.2%
Mexico	7.9%
Colombia	5.3%
United States (includes Cash & Cash Equivalents and Other)	(8.4)%
Other Countries	29.7%

Currency exposure (i)(y)

Fixed income sectors (i)
Sovereign Emerging Markets	94.8%
Other Government Entity-Emerging Markets Quasi Government	7.4%
Emerging Markets Corporate Bonds	6.1%
Supranational	0.6%
Developed Markets Corporate Bonds	0.3%
Sovereign Developed Markets	(0.8)%
U.S. Government Securities Hedge (t)	(1.5)%

Currency exposure weightings (i)(y)
Indonesian Rupiah	10.6%
South African Rand	10.5%
Polish Zloty	10.1%
Malaysian Ringgit	9.5%
Mexican Peso	8.9%
United States Dollar	8.7%
Brazilian Real	8.6%
Turkish Lira	8.2%
Colombian Peso	7.7%
Other Currencies	17.2%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
A	20.6%
BBB	48.8%
BB	18.9%
B	2.9%
C	0.1%
D (o)	0.0%
Not Rated	15.6%
Cash & Cash Equivalents	5.6%
Other	(12.5)%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts with a bond equivalent exposure of (1.5)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Portfolio Composition – continued

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.10%	$1,000.00	$1,077.08	$5.68
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
B	Actual	1.85%	$1,000.00	$1,073.03	$9.54
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
C	Actual	1.85%	$1,000.00	$1,071.50	$9.53
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
I	Actual	0.85%	$1,000.00	$1,076.85	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
R1	Actual	1.85%	$1,000.00	$1,073.03	$9.54
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
R2	Actual	1.35%	$1,000.00	$1,074.13	$6.96
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R3	Actual	1.10%	$1,000.00	$1,076.99	$5.68
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R4	Actual	0.85%	$1,000.00	$1,076.76	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
R5	Actual	0.71%	$1,000.00	$1,077.50	$3.67
	Hypothetical (h)	0.71%	$1,000.00	$1,021.33	$3.57

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 92.2%
Issuer	Shares/Par		Value ($)

Argentina - 2.6%
Buenos Aires Province, 9.125%, 3/16/2024 (n)		$501,000	$533,561
YPF S.A., 8.5%, 3/23/2021 (n)		664,000	693,880
Republic of Argentina, 7.5%, 4/22/2026 (n)		1,425,000	1,446,375
Republic of Argentina, 6.875%, 4/22/2021 (z)		1,813,000	1,867,390
Republic of Argentina, 6%, 12/29/2016		1,958,000	1,959,371
Republic of Argentina, 7%, 4/17/2017		1,941,000	1,974,190

			$8,474,767
Azerbaijan - 0.5%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$1,506,000	$1,547,792

Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$747,000	$791,820

Brazil - 9.8%
Nota do Tesouro Nacional, 10%, 1/01/2019	BRL	24,638,000	$7,029,128
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	50,679,000	13,616,013
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	27,523,000	7,143,041
Nota do Tesouro Nacional, 10%, 1/01/2025	BRL	11,908,000	3,041,749
Petrobras International Finance Co., 5.375%, 1/27/2021		$967,000	859,421
QGOG Constellation S.A., 6.25%, 11/09/2019 (n)		463,000	250,020
Tupy Overseas S.A., 6.625%, 7/17/2024 (n)		450,000	420,750
Tupy Overseas S.A., 6.625%, 7/17/2024		326,000	304,810

			$32,664,932
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	748,000	$803,446

Chile - 1.4%
Cencosud S.A., 5.5%, 1/20/2021		$786,000	$837,648
E.CL S.A., 4.5%, 1/29/2025		758,000	786,007
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024		762,000	798,793
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		476,000	472,168
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		781,000	800,766
GNL Quintero S.A., 4.634%, 7/31/2029		780,000	787,800

			$4,483,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Colombia - 5.0%
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024 (n)	COP	3,861,000,000	$1,163,731
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024	COP	1,000,000,000	301,407
Gruposura Finance, 5.5%, 4/29/2026 (z)		$662,000	673,254
Pacific Exploration and Production Corp., 7.25%, 12/12/2021		1,486,000	222,900
Titulos de Tesoreria, 7%, 9/11/2019	COP	4,893,600,000	1,691,159
Titulos de Tesoreria, 7.5%, 8/26/2026	COP	4,004,900,000	1,346,546
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	15,839,600,000	4,629,954
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	16,947,300,000	6,699,433

			$16,728,384
Croatia - 1.0%
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)		$1,014,000	$1,047,233
Republic of Croatia, 6.625%, 7/14/2020		1,367,000	1,498,916
Republic of Croatia, 5.5%, 4/04/2023		824,000	873,440

			$3,419,589
Dominican Republic - 0.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$776,000	$768,240
Dominican Republic, 6.875%, 1/29/2026 (n)		607,000	652,525

			$1,420,765
Guatemala - 0.2%
Central American Bottling Corp., 6.75%, 2/09/2022		$768,000	$804,480

Hungary - 4.0%
Republic of Hungary, 3.5%, 6/24/2020	HUF	409,250,000	$1,593,784
Republic of Hungary, 7%, 6/24/2022	HUF	1,543,730,000	7,070,931
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,081,330,000	4,688,608

			$13,353,323
India - 0.9%
State Bank of India, 8.27%, 6/09/2020	INR	200,000,000	$3,108,096

Indonesia - 11.9%
Pertamina PT, 4.875%, 5/03/2022		$634,000	$653,485
Republic of Indonesia, 8.25%, 7/15/2021	IDR	41,929,000,000	3,288,953
Republic of Indonesia, 8.375%, 3/15/2024	IDR	102,863,000,000	8,137,939
Republic of Indonesia, 11%, 9/15/2025	IDR	15,558,000,000	1,431,659
Republic of Indonesia, 8.375%, 9/15/2026	IDR	120,694,000,000	9,575,533
Republic of Indonesia, 7%, 5/15/2027	IDR	8,689,000,000	620,445
Republic of Indonesia, 9%, 3/15/2029	IDR	147,719,000,000	12,178,865
Republic of Indonesia, 8.25%, 6/15/2032	IDR	28,084,000,000	2,198,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Indonesia - continued
Republic of Indonesia, 6.625%, 5/15/2033	IDR	800,000,000	$53,581
Republic of Indonesia, 8.375%, 3/15/2034	IDR	17,000,000,000	1,349,391

			$39,488,806
Israel - 0.2%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$719,000	$778,318

Jamaica - 0.5%
Digicel Group Ltd., 6%, 4/15/2021		$1,105,000	$1,011,075
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		619,000	558,261

			$1,569,336
Jordan - 0.2%
Hikma Pharmaceuticals PLC, 4.25%, 4/10/2020		$787,000	$794,870

Malaysia - 4.5%
Government of Malaysia, 3.759%, 3/15/2019	MYR	12,414,000	$3,217,280
Government of Malaysia, 3.654%, 10/31/2019	MYR	37,188,000	9,583,033
Government of Malaysia, 4.16%, 7/15/2021	MYR	7,679,000	2,014,296

			$14,814,609
Mexico - 7.8%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,411,171
Bonos de Desarrollo del Gobierno Federal, 4.5%, 12/04/2025	MXN	25,002,180	1,638,537
Bonos de Desarrollo del Gobierno Federal, 4%, 11/15/2040	MXN	27,017,606	1,685,788
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		$870,000	967,614
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		831,000	861,124
Petroleos Mexicanos, 5.5%, 2/04/2019 (n)		1,441,000	1,506,566
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,451,528
Petroleos Mexicanos, 5.5%, 1/21/2021		$457,000	479,850
Petroleos Mexicanos, 6.375%, 2/04/2021 (n)		1,055,000	1,139,168
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		1,810,000	1,997,335
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	25,483,900	1,282,049
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	26,990,000	1,568,432
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	MXN	3,000,000	174,335
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (z)		$703,000	704,659
Trust F/1401, 5.25%, 1/30/2026 (n)		795,000	808,913
United Mexican States, 4%, 6/13/2019	MXN	13,018,564	798,753
United Mexican States, 10%, 12/05/2024	MXN	43,660,000	3,270,621
United Mexican States, 8.5%, 5/31/2029	MXN	34,970,000	2,461,249
United Mexican States, 7.75%, 5/29/2031	MXN	24,770,000	1,641,012

			$25,848,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Morocco - 0.3%
Office Cherifien des Phosphates, 5.625%, 4/25/2024		$800,000	$839,000

Nigeria - 0.1%
Afren PLC, 15%, 4/25/2017 (a)(d)(p)		$690,372	$193,442
Afren PLC, 10.25%, 4/08/2019 (a)(d)		711,000	1,778

			$195,220
Paraguay - 0.7%
Republic of Paraguay, 4.625%, 1/25/2023		$612,000	$625,770
Republic of Paraguay, 5%, 4/15/2026 (n)		535,000	545,700
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		1,115,000	1,098,275

			$2,269,745
Peru - 2.4%
Bonos de Tesoreria, 5.7%, 8/12/2024	PEN	5,333,000	$1,608,328
Inkia Energy Ltd., 8.375%, 4/04/2021		$1,098,000	1,130,940
Republic of Peru, 2.75%, 1/30/2026	EUR	783,000	931,093
Republic of Peru, 6.95%, 8/12/2031	PEN	10,278,000	3,238,440
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$887,000	911,393

			$7,820,194
Poland - 6.8%
Government of Poland, 2.5%, 7/25/2018	PLN	14,826,000	$3,961,938
Government of Poland, 3.25%, 7/25/2019	PLN	27,410,000	7,502,001
Government of Poland, 5.5%, 10/25/2019	PLN	5,257,000	1,548,005
Government of Poland, 5.25%, 10/25/2020	PLN	7,964,000	2,372,122
Government of Poland, 2%, 4/25/2021	PLN	5,126,000	1,327,121
Government of Poland, 3.25%, 7/25/2025	PLN	7,661,000	2,059,867
Government of Poland, 2.5%, 7/25/2026	PLN	15,201,000	3,779,885

			$22,550,939
Russia - 11.1%
Russian Federation, 7.5%, 2/27/2019	RUB	662,323,000	$9,821,471
Russian Federation, 6.8%, 12/11/2019	RUB	415,041,000	5,975,155
Russian Federation, 7.5%, 3/15/2018	RUB	814,926,000	12,222,802
Russian Federation, 7%, 1/25/2023	RUB	384,316,000	5,417,128
Russian Federation, 7.05%, 1/19/2028	RUB	241,619,000	3,282,643

			$36,719,199
Serbia - 0.2%
Republic of Serbia, 6.75%, 11/01/2024		$795,583	$818,488

Slovenia - 0.2%
Republic of Slovenia, 5.85%, 5/10/2023		$638,000	$736,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
South Africa - 6.5%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,712,842
Republic of South Africa, 8%, 12/21/2018	ZAR	31,155,000	2,178,448
Republic of South Africa, 4.875%, 4/14/2026		$1,049,000	1,047,689
Republic of South Africa, 7%, 2/28/2031	ZAR	169,236,000	9,607,942
Republic of South Africa, 6.5%, 2/28/2041	ZAR	72,903,000	3,609,698
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,422,203
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,469,454
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	644,747

			$21,693,023
Supranational - 0.6%
Black Sea Trade And Development Bank, 4.875%, 5/06/2021 (z)		$985,000	$997,313
West African Development Bank, 5.5%, 5/06/2021 (z)		821,000	827,568
Total Supranational			$1,824,881

Thailand - 2.8%
Kingdom of Thailand, 3.875%, 6/13/2019	THB	90,535,000	$2,782,309
Kingdom of Thailand, 3.65%, 12/17/2021	THB	206,641,000	6,571,728

			$9,354,037
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/2019		$811,000	$845,873

Turkey - 8.9%
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)		$766,000	$787,157
Koc Holding A.S., 5.25%, 3/15/2023 (n)		828,000	846,796
Republic of Turkey, 8.5%, 7/10/2019	TRY	27,599,000	9,733,136
Republic of Turkey, 9.4%, 7/08/2020	TRY	15,691,000	5,692,053
Republic of Turkey, 7.1%, 3/08/2023	TRY	20,853,000	6,722,447
Republic of Turkey, 9%, 7/24/2024	TRY	2,442,000	868,402
Republic of Turkey, 8%, 3/12/2025	TRY	9,811,000	3,281,145
T.C. Ziraat Bankasi A.S., 4.75%, 4/29/2021 (z)		$816,000	821,304
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021 (n)		655,000	664,661

			$29,417,101
Total Bonds (Identified Cost, $304,380,284)			$305,979,490

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
USD Currency - May 2016 @ EUR 0.8638 (Premiums Paid, $27,427)		$6,484,000	$8,727

Portfolio of Investments (unaudited) – continued

Money Market Funds - 7.3%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	24,310,874	$24,310,874
Total Investments (Identified Cost, $328,718,585)		$330,299,091

Other Assets, Less Liabilities - 0.5%		1,561,144
Net Assets - 100.0%		$331,860,235

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,472,713 representing 6.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Black Sea Trade And Development Bank, 4.875%, 5/06/2021	4/28/16	$977,810	$997,313
Gruposura Finance, 5.5%, 4/29/2026	4/26/16-4/27/16	663,671	673,254
Republic of Argentina, 6.875%, 4/22/2021	4/19/16	1,813,000	1,867,390
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026	4/25/16	701,573	704,659
T.C. Ziraat Bankasi A.S., 4.75%, 4/29/2021	4/25/16	813,560	821,304
West African Development Bank, 5.5%, 5/06/2021	4/28/16	812,191	827,568
Total Restricted Securities			$5,891,488
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
JIBAR	Johannesburg Interbank Agreed Rate
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued

CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	26,260,738	5/03/16	$7,532,139	$7,635,600	$103,461
BUY	BRL	Goldman Sachs International	8,048,000	5/03/16	2,322,709	2,340,045	17,336
BUY	BRL	JPMorgan Chase Bank N.A.	17,610,409	5/03/16	4,803,100	5,120,421	317,321
BUY	BRL	Morgan Stanley Capital Services, Inc.	1,360,000	5/03/16	394,112	395,435	1,323
BUY	CLP	Morgan Stanley Capital Services, Inc.	239,270,992	5/16/16	355,952	361,736	5,784
BUY	COP	Barclays Bank PLC	3,704,997,000	6/02/16	1,266,233	1,294,704	28,471
BUY	COP	Deutsche Bank AG	44,067,196,960	5/02/16-6/28/16	14,703,795	15,405,222	701,427
BUY	EUR	Goldman Sachs International	4,186,630	7/15/16	4,770,113	4,804,710	34,597

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	IDR	Barclays Bank PLC	48,381,090,751	5/02/16	$3,663,846	$3,668,569	$4,723
BUY	IDR	JPMorgan Chase Bank N.A.	60,055,445,751	5/02/16	4,548,277	4,553,795	5,518
SELL	IDR	JPMorgan Chase Bank N.A.	21,433,817,546	5/02/16	1,628,710	1,625,252	3,458
BUY	KRW	JPMorgan Chase Bank N.A.	1,796,324,000	5/02/16	1,536,567	1,576,553	39,986
BUY	MXN	Citibank N.A.	196,215,469	7/15/16	11,116,009	11,324,604	208,595
BUY	MXN	Goldman Sachs International	16,125,524	7/15/16	916,262	930,687	14,425
SELL	MYR	Citibank N.A.	2,465,000	5/13/16	631,382	630,551	831
BUY	PLN	Citibank N.A.	7,762,000	7/15/16	2,016,100	2,030,877	14,777
SELL	PLN	Deutsche Bank AG	1,232,000	7/15/16	324,435	322,345	2,090
BUY	RON	JPMorgan Chase Bank N.A.	39,734,405	5/23/16	10,026,535	10,157,006	130,471
BUY	RUB	Barclays Bank PLC	42,986,000	5/16/16	656,475	661,496	5,021
BUY	RUB	BNP Paribas S.A.	47,021,000	5/27/16	721,402	721,475	73
BUY	RUB	HSBC Bank	110,419,000	5/16/16	1,670,484	1,699,197	28,713
SELL	RUB	Credit Suisse Group	79,064,739	5/16/16	1,220,700	1,216,698	4,002
BUY	THB	JPMorgan Chase Bank N.A.	708,530,388	5/24/16	20,270,661	20,286,230	15,569
BUY	TRY	Citibank N.A.	5,968,044	7/15/16	2,051,572	2,091,790	40,218
BUY	TWD	Deutsche Bank AG	206,695,000	5/03/16	6,375,540	6,408,551	33,011
BUY	TWD	JPMorgan Chase Bank N.A.	206,695,000	5/03/16	6,387,361	6,408,551	21,190
SELL	TWD	JPMorgan Chase Bank N.A.	206,695,000	5/03/16	6,439,097	6,408,551	30,546
BUY	ZAR	Brown Brothers Harriman	24,192,000	7/15/16	1,632,027	1,675,126	43,099
BUY	ZAR	Deutsche Bank AG	10,122,101	7/15/16	654,968	700,884	45,916

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	ZAR	Morgan Stanley Capital Services, Inc.	167,152,742	7/15/16	$11,154,029	$11,574,152	$420,123

							$2,322,075

Liability Derivatives
BUY	ARS	BNP Paribas S.A.	11,851,000	6/21/16	$802,913	$801,203	$(1,710)
SELL	BRL	Deutsche Bank AG	41,524,066	5/03/16-6/02/16	11,561,542	12,030,088	(468,546)
SELL	BRL	Goldman Sachs International	8,048,000	5/03/16	2,254,854	2,340,045	(85,191)
SELL	BRL	JPMorgan Chase Bank N.A.	17,610,409	5/03/16	5,103,283	5,120,421	(17,138)
SELL	BRL	Morgan Stanley Capital Services, Inc.	1,360,000	5/03/16	384,615	395,435	(10,820)
SELL	CAD	Merrill Lynch International	6,361,000	7/15/16	4,918,612	5,069,778	(151,166)
SELL	CNH	Barclays Bank PLC	10,689,000	4/26/17	1,605,919	1,611,144	(5,225)
SELL	CNH	JPMorgan Chase Bank N.A.	20,457,000	2/28/17	3,032,248	3,097,384	(65,136)
SELL	COP	Deutsche Bank AG	22,033,598,480	5/02/16	7,481,697	7,734,642	(252,945)
SELL	HKD	JPMorgan Chase Bank N.A.	23,295,000	7/19/16	2,985,601	3,004,975	(19,374)
SELL	HUF	Barclays Bank PLC	624,337,276	7/15/16	2,285,099	2,289,833	(4,734)
SELL	HUF	Morgan Stanley Capital Services, Inc.	75,310,000	7/15/16	274,360	276,209	(1,849)
BUY	IDR	Deutsche Bank AG	11,674,355,000	5/02/16	889,814	885,226	(4,588)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	IDR	Barclays Bank PLC	102,187,524,502	5/02/16-6/02/16	$7,724,954	$7,733,970	$(9,016)
SELL	IDR	Deutsche Bank AG	11,674,355,000	5/02/16	884,153	885,226	(1,073)
SELL	IDR	JPMorgan Chase Bank N.A.	38,621,628,205	5/02/16	2,914,348	2,928,543	(14,195)
BUY	INR	JPMorgan Chase Bank N.A.	6,694,000	6/02/16	100,355	100,338	(17)
BUY	KRW	JPMorgan Chase Bank N.A.	1,880,065,000	5/02/16	1,652,950	1,650,048	(2,902)
SELL	KRW	JPMorgan Chase Bank N.A.	3,676,389,000	5/02/16	2,957,555	3,226,601	(269,046)
SELL	MXN	Citibank N.A.	12,666,000	7/15/16	713,209	731,020	(17,811)
BUY	MYR	JPMorgan Chase Bank N.A.	67,461,424	5/13/16	17,362,353	17,256,732	(105,621)
SELL	PEN	Deutsche Bank AG	12,625,557	5/27/16	3,832,081	3,833,771	(1,690)
BUY	PHP	JPMorgan Chase Bank N.A.	67,263,000	6/13/16	1,454,555	1,431,295	(23,260)
BUY	PLN	Goldman Sachs International	33,159,510	7/15/16	8,784,883	8,675,973	(108,910)
BUY	PLN	Morgan Stanley Capital Services, Inc.	351,000	7/15/16	94,278	91,837	(2,441)
SELL	RON	JPMorgan Chase Bank N.A.	7,104,000	5/23/16	1,796,889	1,815,942	(19,053)
SELL	RUB	Barclays Bank PLC	1,224,084,540	5/16/16	18,327,362	18,836,985	(509,623)
SELL	THB	JPMorgan Chase Bank N.A.	142,240,000	5/24/16	4,058,921	4,072,533	(13,612)
SELL	TRY	Deutsche Bank AG	5,067,511	7/15/16	1,749,525	1,776,154	(26,629)
SELL	TWD	Barclays Bank PLC	111,898,000	6/06/16	3,461,120	3,470,405	(9,285)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	TWD	Deutsche Bank AG	413,390,000	5/03/16-6/30/16	$12,758,970	$12,820,636	$(61,666)
SELL	ZAR	Deutsche Bank AG	4,092,000	7/15/16	281,992	283,342	(1,350)

							$(2,285,622)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Short)	EUR	18	$3,336,494	June - 2016	$14,283

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	38	$4,942,375	June - 2016	$(47,341)

Swap Agreements at 4/30/16

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/18	BRL	8,022,000	JPMorgan Chase Bank	15.09% (fixed rate)	CDI (floating rate)	$73,212
1/02/19	BRL	18,358,000	JPMorgan Chase Bank	15.42% (fixed rate)	CDI (floating rate)	285,561
1/02/19	BRL	18,680,000	JPMorgan Chase Bank	15.61% (fixed rate)	CDI (floating rate)	309,352
1/02/19	BRL	18,473,000	JPMorgan Chase Bank	15.465% (fixed rate)	CDI (floating rate)	291,792
4/26/26	CZK	78,869,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.66% (fixed rate)	14,432
1/13/21	PLN	7,212,000	JPMorgan Chase Bank	1.94% (fixed rate)	WIBOR (floating rate)	4,638
1/14/21	PLN	11,981,000	JPMorgan Chase Bank	1.89% (fixed rate)	WIBOR (floating rate)	211
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	32,366
5/07/20	THB	109,369,000	JPMorgan Chase Bank	1.985% (fixed rate)	THBFIX (floating rate)	28,494
5/08/20	THB	54,596,000	JPMorgan Chase Bank	2.01% (fixed rate)	THBFIX (floating rate)	15,945
2/01/26	ZAR	24,000,000	JPMorgan Chase Bank	8.89% (fixed rate)	JIBAR (floating rate)	43,884
2/18/26	ZAR	16,630,000	JPMorgan Chase Bank	8.715% (fixed rate)	JIBAR (floating rate)	15,489
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82% (fixed rate)	JIBAR (floating rate)	42,811

						$1,158,187

Liability Derivatives
Interest Rate Swap Agreements
4/26/18	CZK	394,345,000	JPMorgan Chase Bank	0.30% (fixed rate)	PRIBOR (floating rate)	$(10,549)
3/02/21	PLN	6,061,000	JPMorgan Chase Bank	1.745% (fixed rate)	WIBOR (floating rate)	(12,060)
2/22/21	PLN	12,135,000	JPMorgan Chase Bank	1.75% (fixed rate)	WIBOR (floating rate)	(23,028)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/16 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives - continued
Interest Rate Swap Agreements - continued
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805% (fixed rate)	WIBOR (floating rate)	$(12,715)

						$(58,352)

At April 30, 2016, the fund had cash collateral of $289,659 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with broker” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $304,407,711)	$305,988,217
Underlying affiliated funds, at cost and value	24,310,874
Total investments, at value (identified cost, $328,718,585)	$330,299,091
Cash	1,283
Deposits with broker	289,659
Foreign currency, at value (identified cost, $324,712)	324,711
Receivables for
Forward foreign currency exchange contracts	2,322,075
Daily variation margin on open futures contracts	5,785
Investments sold	5,942,892
Fund shares sold	8,163
Interest	6,163,504
Swaps, at value	1,158,187
Receivable from investment adviser	84,162
Other assets	1,619
Total assets	$346,601,131
Liabilities
Payables for
Distributions	$4,870
Forward foreign currency exchange contracts	2,285,622
Investments purchased	10,322,957
Fund shares reacquired	1,446,394
Swaps, at value	58,352
Payable to affiliates
Shareholder servicing costs	168,747
Distribution and service fees	129
Payable for independent Trustees’ compensation	1,092
Deferred country tax expense payable	159,271
Accrued expenses and other liabilities	293,462
Total liabilities	$14,740,896
Net assets	$331,860,235
Net assets consist of
Paid-in capital	$355,936,656
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $151,024 deferred country tax)	2,828,818
Accumulated net realized gain (loss) on investments and foreign currency	(21,835,452)
Accumulated distributions in excess of net investment income	(5,069,787)
Net assets	$331,860,235
Shares of beneficial interest outstanding	47,616,665

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,729,398	391,733	$6.97
Class B	207,549	29,763	6.97
Class C	522,523	74,984	6.97
Class I	788,008	113,205	6.96
Class R1	59,189	8,482	6.98
Class R2	53,576	7,686	6.97
Class R3	293,133	42,028	6.97
Class R4	53,760	7,713	6.97
Class R5	327,153,099	46,941,071	6.97

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.28 [100 / 95.75 x $6.97]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$10,011,358
Dividends from underlying affiliated funds	56,020
Foreign taxes withheld	(135,572)
Total investment income	$9,931,806
Expenses
Management fee	$1,163,955
Distribution and service fees	7,781
Shareholder servicing costs	212,277
Administrative services fee	28,978
Independent Trustees’ compensation	4,852
Custodian fee	143,204
Shareholder communications	8,086
Audit and tax fees	36,642
Legal fees	1,401
Miscellaneous	87,933
Total expenses	$1,695,109
Fees paid indirectly	(160)
Reduction of expenses by investment adviser and distributor	(577,083)
Net expenses	$1,117,866
Net investment income	$8,813,940
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $8,247 country tax)	$(11,602,586)
Futures contracts	113,305
Swap agreements	286,213
Foreign currency	(677,950)
Net realized gain (loss) on investments and foreign currency	$(11,881,018)
Change in unrealized appreciation (depreciation)
Investments (net of $151,024 increase in deferred country tax)	$26,549,008
Futures contracts	(33,058)
Swap agreements	977,707
Translation of assets and liabilities in foreign currencies	52,182
Net unrealized gain (loss) on investments and foreign currency translation	$27,545,839
Net realized and unrealized gain (loss) on investments and foreign currency	$15,664,821
Change in net assets from operations	$24,478,761

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$8,813,940	$14,890,982
Net realized gain (loss) on investments and foreign currency	(11,881,018)	(43,549,222)
Net unrealized gain (loss) on investments and foreign currency translation	27,545,839	(22,364,159)
Change in net assets from operations	$24,478,761	$(51,022,399)
Distributions declared to shareholders
From net investment income	$(7,269,656)	$(964,440)
From tax return of capital	—	(15,439,704)
Total distributions declared to shareholders	$(7,269,656)	$(16,404,144)
Change in net assets from fund share transactions	$(192,953)	$346,284,746
Total change in net assets	$17,016,152	$278,858,203
Net assets
At beginning of period	314,844,083	35,985,880
At end of period (including accumulated distributions in excess of net investment income of $5,069,787 and $6,614,071, respectively)	$331,860,235	$314,844,083

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class A						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.61		$8.62	$9.01		$9.10	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.11		$0.49	$0.44	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		(1.97)	(0.38)		(0.08)	(0.73)	(0.13)
Total from investment operations	$0.50		$(1.60)	$(0.27)		$0.41	$(0.29)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.02)	$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.39)	(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.41)	$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$6.97		$6.61	$8.62		$9.01	$9.10	$9.83
Total return (%) (r)(s)(t)(x)	7.71	(n)	(19.03)	(3.01	)(n)	4.78	(3.21)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.47	2.68	(a)	1.95	1.76	2.24	(a)
Expenses after expense reductions (f)	1.10	(a)	1.12	1.25	(a)	1.24	1.23	1.25	(a)
Net investment income	5.28	(a)	4.93	5.02	(a)	5.54	4.41	2.92	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$2,729		$2,723	$4,159		$4,773	$11,247	$1,775

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class B						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.09		$0.43	$0.37	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		(1.98)	(0.38)		(0.09)	(0.73)	(0.14)
Total from investment operations	$0.46		$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	7.15	(n)	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.23	3.45	(a)	2.71	2.49	3.11	(a)
Expenses after expense reductions (f)	1.85	(a)	1.86	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.58	(a)	4.19	4.24	(a)	4.80	3.66	2.18	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$208		$185	$303		$296	$417	$172

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class C						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.32	$0.09		$0.43	$0.38	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.98)	(0.38)		(0.09)	(0.74)	(0.13)
Total from investment operations	$0.46		$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	7.15	(n)	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.28	3.44	(a)	2.71	2.55	3.08	(a)
Expenses after expense reductions (f)	1.85	(a)	1.87	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.46	(a)	4.17	4.26	(a)	4.80	3.88	2.14	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$523		$803	$1,745		$1,835	$1,927	$248

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class I						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.61		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.42	$0.12		$0.52	$0.46	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(2.01)	(0.38)		(0.09)	(0.71)	(0.13)
Total from investment operations	$0.50		$(1.59)	$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.03)	$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.40)	(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.15)		$(0.43)	$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$6.96		$6.61	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	7.69	(n)	(18.92)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.52	2.44	(a)	1.71	1.47	2.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.89	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.49	(a)	5.21	5.26	(a)	5.80	4.56	3.14	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$788		$997	$28,918		$29,263	$27,883	$24,630

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class R1						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.09		$0.43	$0.34	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.98)	(0.38)		(0.09)	(0.70)	(0.14)
Total from investment operations	$0.47		$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$6.98		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	7.30	(n)	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.22	3.44	(a)	2.71	2.49	3.16	(a)
Expenses after expense reductions (f)	1.85	(a)	1.86	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.54	(a)	4.21	4.25	(a)	4.80	3.41	2.20	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$59		$55	$103		$104	$97	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class R2						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.11		$0.48	$0.39	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.98)	(0.39)		(0.09)	(0.70)	(0.13)
Total from investment operations	$0.48		$(1.62)	$(0.28)		$0.39	$(0.31)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.02)	$(0.01)		$—	$(0.22)	$(0.20)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.37)	(0.10)		(0.48)	(0.16)	(0.07)
Total distributions declared to shareholders	$(0.13)		$(0.39)	$(0.11)		$(0.48)	$(0.41)	$(0.27)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	7.41	(n)	(19.21)	(3.06	)(n)	4.50	(3.35)	1.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.86	2.95	(a)	2.21	2.00	2.65	(a)
Expenses after expense reductions (f)	1.35	(a)	1.38	1.50	(a)	1.50	1.50	1.50	(a)
Net investment income	5.04	(a)	4.60	4.76	(a)	5.37	3.93	2.70	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$54		$69	$422		$436	$109	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class R3						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.11		$0.49	$0.42	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.97)	(0.38)		(0.08)	(0.70)	(0.13)
Total from investment operations	$0.49		$(1.60)	$(0.27)		$0.41	$(0.28)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.02)	$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.39)	(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.41)	$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	7.55	(n)	(19.00)	(3.00	)(n)	4.76	(3.11)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.38	2.69	(a)	1.96	1.74	2.40	(a)
Expenses after expense reductions (f)	1.10	(a)	1.11	1.25	(a)	1.25	1.25	1.25	(a)
Net investment income	5.30	(a)	5.01	5.01	(a)	5.56	4.21	2.95	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$293		$262	$140		$143	$120	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
Class R4						2014	2013
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.12		$0.52	$0.44	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.97)	(0.38)		(0.09)	(0.69)	(0.13)
Total from investment operations	$0.50		$(1.58)	$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.03)	$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—		—	(0.03)	—
From tax return of capital	—		(0.40)	(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.15)		$(0.43)	$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	7.68	(n)	(18.79)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.22	2.44	(a)	1.71	1.49	2.15	(a)
Expenses after expense reductions (f)	0.85	(a)	0.86	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.55	(a)	5.22	5.26	(a)	5.81	4.41	3.20	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$54		$50	$100		$104	$99	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Year ended 10/31/15	Period ended 10/31/14 (z)		Years ended 7/31
Class R5						2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$6.62		$8.63	$9.02		$9.11	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.12		$0.52	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(1.96)	(0.38)		(0.08)	(0.96)
Total from investment operations	$0.50		$(1.58)	$(0.26)		$0.44	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.03)	$(0.01)		$—	$(0.19)
From net realized gain on investments	—		—	—		—	(0.03)
From tax return of capital	—		(0.40)	(0.12)		(0.53)	(0.14)
Total distributions declared to shareholders	$(0.15)		$(0.43)	$(0.13)		$(0.53)	$(0.36)
Net asset value, end of period (x)	$6.97		$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(x)	7.75	(n)	(18.75)	(2.93	)(n)	5.06	(6.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	0.96	2.39	(a)	1.67	1.46	(a)
Expenses after expense reductions (f)	0.71	(a)	0.80	0.95	(a)	0.96	0.96	(a)
Net investment income	5.69	(a)	5.12	5.33	(a)	5.84	4.96	(a)
Portfolio turnover	38	(n)	102	28	(n)	116	188	(n)
Net assets at end of period (000 omitted)	$327,153		$309,700	$95		$98	$94

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial

Notes to Financial Statements (unaudited) – continued

Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets

Notes to Financial Statements (unaudited) – continued

and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$284,601,241	$—	$284,601,241
Foreign Bonds	—	21,184,807	193,442	21,378,249
Purchased Currency Options	—	8,727	—	8,727
Mutual Funds	24,310,874	—	—	24,310,874
Total Investments	$24,310,874	$305,794,775	$193,442	$330,299,091

Other Financial Instruments
Futures Contracts	$(33,058)	$—	$—	$(33,058)
Swap Agreements	—	1,099,835	—	1,099,835
Forward Foreign Currency Exchange Contracts	—	36,453	—	36,453

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$481,624
Change in unrealized appreciation (depreciation)	(288,182)
Balance as of 4/30/16	$193,442

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2016 is $(288,182). At April 30, 2016, the fund held one level 3 security.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$14,283	$(47,341)
Interest Rate	Interest Rate Swaps	1,158,187	(58,352)
Foreign Exchange	Forward Foreign Currency Exchange	2,322,075	(2,285,622)
Foreign Exchange	Purchased Currency Options	8,727	—
Total		$3,503,272	$(2,391,315)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$113,305	$286,213	$—	$—
Foreign Exchange	—	—	(294,051)	(162,530)
Total	$113,305	$286,213	$(294,051)	$(162,530)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(33,058)	$977,707	$—	$—
Foreign Exchange	—	—	(320,272)	75,489
Total	$(33,058)	$977,707	$(320,272)	$75,489

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$5,785	$—
Swaps, at value	1,158,187	(58,352)
Forward Foreign Currency Exchange Contracts	2,322,075	(2,285,622)
Purchased Options	8,727	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,494,774	$(2,343,974)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	38,573	(1,710)
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$3,456,201	$(2,342,264)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$38,214	$(38,214)	$—	$—	$—
Brown Brothers Harriman	43,099	—	—	—	43,099
Citibank N.A.	263,589	(17,810)	—	—	245,779
Deutsche Bank AG	894,634	(818,487)	—	—	76,147
Goldman Sachs International	66,358	(66,358)	—	—	—
JPMorgan Chase Bank	1,723,076	(607,706)	(996,441)	—	118,929
Morgan Stanley	427,231	(15,110)	—	(240,000)	172,121
Total	$3,456,201	$(1,563,685)	$(996,441)	$(240,000)	$656,075

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilties
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(537,883)	$38,214	$—	$—	$(499,669)
Citibank N.A.	(17,810)	17,810	—	—	—
Deutsche Bank AG	(818,487)	818,487	—	—	—
Goldman Sachs International	(194,102)	66,358	—	—	(127,744)
JPMorgan Chase Bank	(607,706)	607,706	—	—	—
Merrill Lynch International	(151,166)	—	—	—	(151,166)
Morgan Stanley	(15,110)	15,110	—	—	—
Total	$(2,342,264)	$1,563,685	$—	$—	$(778,579)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve

Notes to Financial Statements (unaudited) – continued

credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) – continued

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$964,440
Tax return of capital (b)	15,439,704
Total distributions	$16,404,144

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$335,766,226
Gross appreciation	11,517,872
Gross depreciation	(16,985,007)
Net unrealized appreciation (depreciation)	$(5,467,135)

As of 10/31/15
Capital loss carryforwards	(7,891,973)
Other temporary differences	(1,368,011)
Net unrealized appreciation (depreciation)	(32,025,542)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(7,891,973)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$53,875	$10,914	$—	$174,722
Class B	3,354	686	—	10,989
Class C	10,428	2,941	—	47,086
Class I	18,114	32,896	—	526,630
Class R1	959	244	—	3,912
Class R2	1,332	616	—	9,858
Class R3	5,611	829	—	13,270
Class R4	1,112	288	—	4,613
Class R5	7,174,871	915,026	—	14,648,624
Total	$7,269,656	$964,440	$—	$15,439,704

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also

Notes to Financial Statements (unaudited) – continued

agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $11,624, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, this reduction amounted to $565,458, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,133
Class B	0.75%	0.25%	1.00%	1.00%	936
Class C	0.75%	0.25%	1.00%	1.00%	2,953
Class R1	0.75%	0.25%	1.00%	1.00%	269
Class R2	0.25%	0.25%	0.50%	0.50%	164
Class R3	—	0.25%	0.25%	0.25%	326
Total Distribution and Service Fees					$7,781

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $1 for Class A, and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$—
Class B	116
Class C	170

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $724, which equated to 0.0005% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,898.

Effective January 1, 2016 the fund was added to a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the period January 1, 2016 through April 30, 2016 these costs for the fund amounted to $207,655 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $338 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

MFS transactions in fund shares for the last two fiscal years were as follows:

	Trade Date	Transaction Type	Shares	Amount
Class A	9/09/15	Redemption	216	1,402
Class B	9/09/15	Redemption	4,274	27,781
Class C	9/09/15	Purchase	7,286	47,286
Class I	2/04/15	Redemption	1,378,446	11,000,000
Class I	3/11/15	Redemption	1,480,485	11,000,000
Class I	9/09/15	Redemption	11,543	74,914
Class R1	9/09/15	Redemption	4,284	27,846
Class R2	9/09/15	Redemption	4,513	29,335
Class R3	9/09/15	Redemption	4,646	30,199
Class R4	9/09/15	Redemption	4,757	30,921
Class R5	9/09/15	Redemption	11,615	75,381

At April 30, 2016, MFS held approximately 90%, 100%, and 100% of the outstanding shares of Class R1, Class R2, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,412,218 and $408,100, respectively. The sales transactions resulted in net realized gains (losses) of $8,100.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $143,998,452 and $99,935,253, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	48,640	$317,854	151,510	$1,166,051
Class B	14,709	101,740	416	3,109
Class C	13,526	86,337	21,121	153,652
Class I	14,198	90,622	49,216	384,629
Class R1	—	—	125	924
Class R2	319	2,035	1,434	11,152
Class R3	2,523	16,277	36,488	281,828
Class R5	1,306,714	8,369,253	45,450,452	362,579,732
	1,400,629	$8,984,118	45,710,762	$364,581,077

Shares issued to shareholders in reinvestment of distributions
Class A	8,060	$52,326	23,524	$175,476
Class B	294	1,913	920	6,877
Class C	949	6,164	2,981	22,491
Class I	872	5,677	57,684	461,134
Class R1	148	959	554	4,156
Class R2	203	1,315	1,343	10,399
Class R3	863	5,611	1,925	14,091
Class R4	172	1,112	654	4,901
Class R5	1,104,197	7,168,506	2,128,343	15,563,381
	1,115,758	$7,243,583	2,217,928	$16,262,906

Shares reacquired
Class A	(76,606)	$(494,136)	(245,699)	$(1,852,787)
Class B	(13,196)	(90,364)	(8,545)	(60,693)
Class C	(60,893)	(380,740)	(105,008)	(818,797)
Class I	(52,716)	(329,485)	(3,307,173)	(25,447,448)
Class R1	—	—	(4,284)	(27,846)
Class R2	(3,228)	(21,585)	(41,220)	(315,088)
Class R3	(946)	(5,981)	(15,056)	(105,836)
Class R4	—	—	(4,757)	(30,921)
Class R5	(2,280,469)	(15,098,363)	(779,220)	(5,899,821)
	(2,488,054)	$(16,420,654)	(4,510,962)	$(34,559,237)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	(19,906)	$(123,956)	(70,665)	$(511,260)
Class B	1,807	13,289	(7,209)	(50,707)
Class C	(46,418)	(288,239)	(80,906)	(642,654)
Class I	(37,646)	(233,186)	(3,200,273)	(24,601,685)
Class R1	148	959	(3,605)	(22,766)
Class R2	(2,706)	(18,235)	(38,443)	(293,537)
Class R3	2,440	15,907	23,357	190,083
Class R4	172	1,112	(4,103)	(26,020)
Class R5	130,442	439,396	46,799,575	372,243,292
	28,333	$(192,953)	43,417,728	$346,284,746

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 39%, 32%, 19%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $613 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,082,944	62,919,010	(104,691,080)	24,310,874

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$56,020	$24,310,874

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.